NATURE OF BUSINESS, ORGANIZATION AND GOING CONCERN (Details Textual) (USD $)	9 Months Ended		12 Months Ended									101 Months Ended	110 Months Ended	119 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Apr. 08, 2011	Dec. 31, 2011	Sep. 30, 2012
Stockholders' Equity, Reverse Stock Split			1-for-153
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in shares)	17,001,596		17,001,596
Business Acquisition Exchange Ratio			0.8435
Business Acquisition Shares Issued Percentage			85.00%
Net Income (Loss) Attributable To Parent	$ (6,639,926)	$ (5,469,502)	$ (7,435,422)	$ (4,560,263)	$ (6,219,873)	$ (6,090,715)	$ (5,090,325)	$ (963,440)	$ (481,837)	$ (342,761)	$ (295,790)		$ (31,480,426)	$ (38,120,352)
Estimation Project Cost	3,000,000
Private Placement Units Sold	6,846,537
Issuance of common stock (in shares)	6,846,537											12,559,218
Proceeds from Issuance of Private Placement	5,135,000
Common stock, shares authorized	150,000,000		150,000,000	150,000,000									150,000,000	150,000,000
Common stock, par value (in dollars per share)	$ 0.00001		$ 0.00001	$ 0.00001									$ 0.00001	$ 0.00001
Deficit accumulated during the development stage	38,120,352		31,480,426	24,045,004									31,480,426	38,120,352
Terms Of Project, Description	the project will take approximately one year to complete and will commence in late 2012.
Subsequent Event [Member]
Proceeds from Issuance of Private Placement	$ 2,000,000